Allocation of Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 5,728	$ 4,727	$ 4,511
Allowance for loan losses, percentage of total	100.00%	100.00%
Commercial Non Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	582	420
Allowance for loan losses, percentage of total	14.00%	13.30%
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	3,384	3,338
Allowance for loan losses, percentage of total	57.20%	63.70%
Consumer real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	1,427	810
Allowance for loan losses, percentage of total	25.40%	19.00%
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	173	151
Allowance for loan losses, percentage of total	3.40%	4.00%
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 162	$ 8
Allowance for loan losses, percentage of total	0.00%	0.00%